NOTE 9 - Derivative Liability - Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value adjustments of derivative liability - Warrants	$ 0	$ 408
Warrant
Description of method of measuring fair value of instruments or interests	Black-Scholes option pricing model